Right-of-use assets and lease liabilities (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Right-of-use assets
Net carrying amount at beginning of period	€ 4,643	€ 5,349
Additions	1,104	808
Depreciation	(928)	(928)	€ (999)
Impairment	(59)	(47)	(41)
Currency translation differences	253	(292)
Changes in the scope of consolidation	110
Other changes	(302)	(247)
Net carrying amount at end of period	4,821	4,643	5,349
Lessee's exposure arising from options for extension or termination of lease for office buildings	302
Lessee's exposure arising from extension options related to service stations for sale of oil products	130
Exploration & Production
Right-of-use assets
Net carrying amount at beginning of period	3,274
Additions	392
Net carrying amount at end of period	€ 3,195	3,274
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract	8 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract	15 years
Global Gas & LNG Portfolio
Right-of-use assets
Additions	€ 343
Refining & Marketing and Chemical
Right-of-use assets
Net carrying amount at beginning of period	788
Additions	251
Net carrying amount at end of period	765	788
Plenitude & Power
Right-of-use assets
Changes in the scope of consolidation	75
Corporate and Other activities
Right-of-use assets
Net carrying amount at beginning of period	526
Additions	104
Net carrying amount at end of period	541	526
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	67
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	2,672	3,153
Additions		79
Depreciation	(217)	(232)
Currency translation differences	213	(251)
Other changes	(1)	(77)
Net carrying amount at end of period	2,667	2,672	3,153
Lease commitment, nominal value	1,800
Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	244	313
Additions	215	193
Depreciation	(170)	(189)
Currency translation differences	12	(13)
Other changes	(118)	(60)
Net carrying amount at end of period	183	244	313
Drilling rig | Exploration & Production
Right-of-use assets
Additions	215
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	446	497
Additions	583	281
Depreciation	(274)	(252)
Impairment	(25)
Currency translation differences	11	(13)
Other changes	(166)	(67)
Net carrying amount at end of period	575	446	497
Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	424	460
Additions	104	49
Depreciation	(63)	(57)
Impairment	(6)	(21)
Currency translation differences	3
Other changes	(8)	(7)
Net carrying amount at end of period	454	424	460
Motorway concessions and service stations | Refining & Marketing and Chemical
Right-of-use assets
Additions	122
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	11	6
Additions	23	22
Depreciation	(11)	(2)
Impairment	(14)	(15)
Other changes	5
Net carrying amount at end of period	14	11	6
Oil and gas distribution facilities | Exploration & Production
Right-of-use assets
Additions	159
Buildings
Right-of-use assets
Net carrying amount at beginning of period	652	707
Additions	34	65
Depreciation	(122)	(118)
Currency translation differences	8	(8)
Changes in the scope of consolidation	(6)
Other changes	52	6
Net carrying amount at end of period	618	652	707
Lease commitment, nominal value	€ 437
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Vehicles
Right-of-use assets
Net carrying amount at beginning of period	€ 32	32
Additions	40	24
Depreciation	(22)	(22)
Other changes	(2)	(2)
Net carrying amount at end of period	48	32	32
Other
Right-of-use assets
Net carrying amount at beginning of period	162	181
Additions	105	95
Depreciation	(49)	(56)
Impairment	(14)	(11)
Currency translation differences	6	(7)
Changes in the scope of consolidation	116
Other changes	(64)	(40)
Net carrying amount at end of period	262	162	€ 181
Vessels
Right-of-use assets
Lease commitment, nominal value	311
Vessels | Global Gas & LNG Portfolio
Right-of-use assets
Additions	331
Vessels | Refining & Marketing and Chemical
Right-of-use assets
Additions	108
Aircraft | Corporate and Other activities
Right-of-use assets
Additions	€ 69
Number of aircraft sold and repurchased | $	2
Assets for staff activities | Corporate and Other activities
Right-of-use assets
Additions	€ 32
Gross carrying amount
Right-of-use assets
Net carrying amount at beginning of period	6,381
Net carrying amount at end of period	7,403	6,381
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	3,107
Net carrying amount at end of period	3,366	3,107
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	528
Net carrying amount at end of period	572	528
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	927
Net carrying amount at end of period	1,268	927
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	573
Net carrying amount at end of period	666	573
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	29
Net carrying amount at end of period	66	29
Gross carrying amount | Buildings
Right-of-use assets
Net carrying amount at beginning of period	859
Net carrying amount at end of period	948	859
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount at beginning of period	65
Net carrying amount at end of period	84	65
Gross carrying amount | Other
Right-of-use assets
Net carrying amount at beginning of period	293
Net carrying amount at end of period	433	293
Accumulated depreciation, amortisation and impairment
Right-of-use assets
Net carrying amount at beginning of period	(1,738)
Net carrying amount at end of period	(2,582)	(1,738)
Accumulated depreciation, amortisation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	(435)
Net carrying amount at end of period	(699)	(435)
Accumulated depreciation, amortisation and impairment | Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	(284)
Net carrying amount at end of period	(389)	(284)
Accumulated depreciation, amortisation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	(481)
Net carrying amount at end of period	(693)	(481)
Accumulated depreciation, amortisation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	(149)
Net carrying amount at end of period	(212)	(149)
Accumulated depreciation, amortisation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	(18)
Net carrying amount at end of period	(52)	(18)
Accumulated depreciation, amortisation and impairment | Buildings
Right-of-use assets
Net carrying amount at beginning of period	(207)
Net carrying amount at end of period	(330)	(207)
Accumulated depreciation, amortisation and impairment | Vehicles
Right-of-use assets
Net carrying amount at beginning of period	(33)
Net carrying amount at end of period	(36)	(33)
Accumulated depreciation, amortisation and impairment | Other
Right-of-use assets
Net carrying amount at beginning of period	(131)
Net carrying amount at end of period	€ (171)	€ (131)